Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Emerging Markets Flexible Bond Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Hyman	Portfolio Manager	2016
Rob Turner	Portfolio Manager	2017
Hemant Baijal	Portfolio Manager	2019
Wim Vandenhoeck	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2013.

•

Rob Turner, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2017. From 2007 to 2017, he was employed by Voya Investment Management where he served as a portfolio manager within multiple credit asset classes, including emerging market sovereign and corporate credit.

•

Hemant Baijal, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2011 to 2019, Mr. Baijal was associated with OppenheimerFunds, a global asset management firm.

•

Wim Vandenhoeck, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2015 to 2019, Mr. Vandenhoeck was associated with OppenheimerFunds, a global asset management firm. Prior to joining OppenheimerFunds, Mr. Vandenhoeck served as Partner at APQ Partners LLP, London from 2013 to 2015.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

EMFB SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Capital Income Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2019
John Burrello	Portfolio Manager	2019
Chris Devine	Portfolio Manager	2019
Scott Hixon	Portfolio Manager	2019
Christian Ulrich	Portfolio Manager	2019
Scott Wolle	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2000.

•	John Burrello, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2012.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2000.

•	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1999.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-CAPI SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Fundamental Alternatives Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Michelle Elena Borré Massick	Portfolio Manager	2019 (predecessor fund 2011)
Tim Mulvihill	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Michelle Elena Borré Massick, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Borré Massick managed the predecessor fund since 2011 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•

Tim Mulvihill, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Mulvihill was associated with OppenheimerFunds, a global asset management firm, since 2012.

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-FALT SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Global Allocation Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Manager	Title	Length of Service on the Fund
Alessio de Longis	Portfolio Manager	2019 (predecessor fund 2015)”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Alessio de Longis, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. de Longis managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2004.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-GLAL SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Global Multi-Asset Income Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2019
John Burrello	Portfolio Manager	2019
Chris Devine	Portfolio Manager	2019
Scott Hixon	Portfolio Manager	2019
Christian Ulrich	Portfolio Manager	2019
Scott Wolle	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2000.

•	John Burrello, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2012.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2000.

•	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1999.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-GLMAI SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Global Strategic Income Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager (lead)	2019 (predecessor fund 2018)
Christopher (Chris) Kelly	Portfolio Manager	2019 (predecessor fund 2017)”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Hemant Baijal (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2011.

•

Christopher (Chris) Kelly, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Kelly managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2015. Prior to joining OppenheimerFunds, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from 2012 to 2015.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-GLSI SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Preferred Securities and Income Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
“Chuck Burge	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•	“Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2019, and has been associated with Invesco and/or its affiliates since 2002.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-PSI SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Total Return Bond Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Peter A. Strzalkowski	Portfolio Manager	2019 (predecessor fund 2009)
Michael Hyman	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Peter A. Strzalkowski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Strzalkowski managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2007.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-TRB-SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco World Bond Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Gareth Isaac	Portfolio Manager (co-lead)	2018
Thomas Sartain	Portfolio Manager (co-lead)	2018
Hemant Baijal	Portfolio Manager	2019
Wim Vandenhoeck	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Gareth Isaac (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Asset Management and/or its affiliates since 2017. From 2013 to 2017, he was employed by Schroders Investment Management where he led the multi sector investment team.

•

Thomas Sartain (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Asset Management and/or its affiliates since 2018. From 2005 to 2018, he was employed by Schroders Investment Management where he recently worked as a senior member of the multi sector portfolio management team.

•

Hemant Baijal, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2011 to 2019, Mr. Baijal was associated with OppenheimerFunds, a global asset management firm.

•

Wim Vandenhoeck, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2015 to 2019, Mr. Vandenhoeck was associated with OppenheimerFunds, a global asset management firm. Prior to joining OppenheimerFunds, Mr. Vandenhoeck served as Partner at APQ Partners LLP, London from 2013 to 2015.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

WBD SUP 062119